Loss per share (Tables)	12 Months Ended
Jun. 30, 2026
Loss Per Share
Schedule of earnings per share

The calculation of earnings per share for the year ended June 30, 2026 and 2025 are as follows:

	2026	2025	2024

Net loss for the year	$(24,296)	$(31,116)	(3,577)

Basic weighted average number of shares outstanding	41,607,900	32,197,331	27,040,189
Diluted weighted average number of shares outstanding	41,607,900	32,197,331	27,040,189

Loss per share
Basic	$(0.58)	$(0.97)	(0.13)
Diluted	$(0.58)	$(0.97)	(0.13)